Unaudited Condensed Statements of Operations - USD ($)		3 Months Ended	5 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses		$ 109,075	$ 1,032
General and administrative expenses – related party		10,000
Franchise tax expense		49,449
Loss from operations		(168,524)
Income earned from investments held in Trust Account		331
Net loss		$ (168,193)	$ (1,032)
Weighted average shares outstanding, basic and diluted (in Shares)	[1]		2,500,000
Basic and diluted net loss per share (in Dollars per share)			$ 0.00
Class A common Stock
Weighted average shares outstanding, basic and diluted (in Shares)		20,727,500
Basic and diluted net loss per share (in Dollars per share)
Class B common Stock
Weighted average shares outstanding, basic and diluted (in Shares)		4,681,250
Basic and diluted net loss per share (in Dollars per share)		$ (0.04)

[1]	This number excludes an aggregate of up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.